Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Other Current Liabilities
Other Current Liabilities

6.  Other Current Liabilities

	December 31,
	2012	2013
	RMB
Payable for property and equipment	17,704	19,161
Accrued utility costs	6,904	7,563
Other taxes payable	10,356	12,370
Accrued professional fees	1,390	2,321
Advance receipts from depositary bank	471	450
Deferred rent-current	1,441	1,622
Reimbursement payable	4,474	4,077
Other	3,887	3,676
	46,627	51,240